CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Cash flows from operating activities
Net (loss) income	$ (614,574)	$ (275,711)	$ (267,146)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	43,464	55,880	56,742
Stock-based compensation	28,700	18,327	14,580
Non-cash interest expense	12,821	9,063	7,078
Gain on disposal of equity in unconsolidated investees	(24,083)	0	0
Gain from disposal of asset held for sale	0	(2,006)	0
Equity in losses of unconsolidated investees	0	2,811	9,072
Gain on extinguishment of debt	(34,744)	0	0
(Gain from) cost of disposal and retirement of property, plant and equipment	261	196	243
Loss on impairment of operating lease right of use assets	7,433	708	0
Loss on impairment of property, plant and equipment	156,598	76,332	417
Loss on impairment of intangible assets	2,167	0	0
Loss on impairment of goodwill	7,879	0	0
Write-off of other assets	21,401	0	0
Deferred income taxes	(355)	2,436	8,598
Remeasurement loss (gain) on prepaid forward	16,117	18,363	(2,411)
Remeasurement loss on warrants	4,966	0	0
Provision for expected credit losses	12,200	0	0
Provision for excess or obsolete inventories	158,726	10,804	16,342
Other, net	1,157	135	1,084
Changes in operating assets and liabilities
Accounts receivable	42,558	(8,331)	(15,332)
Inventories	50,056	(43,473)	(106,622)
Prepaid expenses and other assets	(919)	29,741	13,939
Operating lease right-of-use assets	5,728	5,241	3,192
Advances to suppliers	0	2,137	0
Accounts payable and other accrued liabilities	7,600	(97,660)	70,567
Contract liabilities	(168,082)	(55,109)	195,650
Operating lease liabilities	(7,231)	(4,179)	(2,556)
Net cash (used in) provided by operating activities	(270,156)	(254,295)	3,437
Cash flows from investing activities
Purchases of property, plant and equipment	(52,149)	(67,452)	(63,337)
Proceeds from disposal of restricted short-term marketable securities	0	971	958
Purchase of restricted short-term marketable securities	0	(1,408)	(968)
Proceeds from maturity of short-term securities	1,329	136,000	0
Purchase of short-term securities	0	(60,000)	(76,000)
Proceeds from disposal of asset held for sale	462	5,961	0
Proceeds from disposal of property, plant and equipment	1,125	0	189
Purchases of intangibles	(10)	(146)	(143)
Proceeds from disposal of equity in unconsolidated investees	24,000	0	0
Net cash (used in) provided by investing activities	(25,243)	13,926	(139,301)
Cash flows from financing activities
Proceeds from debt	51,249	195,639	258,426
Repayment of debt	(74,572)	(220,598)	(233,138)
Payment for tax withholding obligations for issuance of ordinary shares upon vesting of restricted stock units	0	0	(257)
Repayment of convertible debt	(1,500)	0	0
Net proceeds from issuance of convertible debt	70,125	0	187,232
Net proceeds from issuance of ordinary shares	96,446	193,491	0
Distribution to noncontrolling interest	0	0	(64)
Repayment of finance lease obligations and other debt	(515)	(581)	(725)
Net cash provided by financing activities	141,233	167,951	211,474
Effect of exchange rate changes on cash, cash equivalents, restricted cash and restricted cash equivalents	(94)	(32)	119
Net (decrease) increase in cash, cash equivalents, restricted cash and restricted cash equivalents	(154,260)	(72,450)	75,729
Cash and restricted cash classified to asset held for sale	(10,243)	0	0
Cash, cash equivalents, restricted cash and restricted cash equivalents, beginning of period	195,511	267,961	192,232
Cash, cash equivalents, restricted cash and restricted cash equivalents, end of period	31,008	195,511	267,961
Non-cash transactions
Property, plant and equipment purchases funded by liabilities	4,509	5,491	35,264
Interest paid in ordinary shares	6,969	0	0
Interest paid by issuance of convertible notes	9,158	0	0
Right-of-use assets obtained in exchange for lease obligations	20,107	10,929	5,639
Cost for acquisition of assets paid in shares	0	10,989	0
Property, plant and equipment obtained through capital lease	0	0	2,127
Supplemental cash flow information
Cash paid for interest	17,735	30,941	12,910
Cash paid for income taxes	$ 12,560	$ 15,210	$ 6,454